Non-controlling interests	12 Months Ended
Dec. 31, 2013
Non controlling interests
Non controlling interests

8. Non-controlling interests

The following table summarizes the Company’s non-controlling interests:

	As of December 31, 2013	As of December 31, 2012
	(In thousand)
Weibo	$468,117	$(2,430)
Others	16,291	11,633
Total	$484,408	$9,203

Non-controlling interests related to Weibo mainly represent Weibo’s cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders, along with non-controlling shareholders’ original investments for the ordinary and preferred shares issued by Weibo. See Note 7 — Investment in Weibo for further details.